106-P1 10/25

FRANKLIN CUSTODIAN FUNDS
SUPPLEMENT DATED OCTOBER 31, 2025
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED FEBRUARY 1, 2025, OF
FRANKLIN GROWTH FUND (THE “FUND”)

Effective December 31, 2025, the following changes are made to the Fund’s Summary Prospectus, Prospectus and SAI:

1) The following replaces references to Serena Perin Vinton in the section titled “Fund Summary – Portfolio Managers” in the Fund's Summary Prospectus and Prospectus:

Sara Araghi, CFA
Portfolio Manager of Advisers and portfolio manager of the Fund since December 2025.

2) The following replaces references to Serena Perin Vinton in the section titled “Fund Details – Management” in the Fund’s Prospectus:

Sara Araghi, CFA Portfolio Manager of Advisers
Ms. Araghi has been a portfolio manager of the Fund since December 2025. She joined Franklin Templeton in 2003.

3) The following is added to the section titled “Fund Details – Management” in the Fund’s Prospectus:

The portfolio managers of the Fund are jointly and primarily responsible for the day-to-day management of the Fund’s portfolio. Each portfolio manager has equal authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which each portfolio manager may perform these functions, and the nature of these functions, may change from time to time.

4) The following replaces references to Serena Perin Vinton in the table in the section titled “Management and Other Services – Portfolio managers” in the Fund’s SAI:

Name	Type of Account	Number of Accounts Managed	Total Assets Managed (x $1 million)	Number of Accounts Managed for which Advisory Fee is Performance-Based	Assets Managed for which Advisory Fee is Performance-Based (x $1 million)
Sara Araghi*	Registered Investment Companies	2	4,858.3	None	None
	Other Pooled Investment Vehicles	6	7,775.2	None	None
	Other Accounts	1	0.4	None	None

*Information is provided as of September 30, 2025.

5) The following replaces references to Serena Perin Vinton in the table in the section titled “Management and Other Services – Portfolio managers – Ownership of Fund shares” in the Fund’s SAI:

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Sara Araghi*	None

*Information is provided as of September 30, 2025.

Please retain this supplement for future reference.